Schedule of segment reporting for revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 37,813,323	$ 46,435,412
Cost of sales	(22,396,896)	(31,843,467)
Gross Profit	15,416,427	14,591,945
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of sales	(7,911,327)	(9,475,812)
Gross Profit	14,265,148	12,996,619
Fiat Remittance Service [Member]
Segment Reporting Information [Line Items]
Revenue	21,745,956	21,592,260
ODL Remittance Service [Member]
Segment Reporting Information [Line Items]
Revenue	430,517	880,171
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	15,620,573	23,840,573
Cost of sales	(14,185,775)	(21,999,692)
Gross Profit	1,434,798	1,840,881
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	16,275	122,408
Cost of sales	(299,794)	(367,963)
Gross Profit	$ (283,519)	$ (245,555)